Mineral Properties (Details) (USD $)							9 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 July 2011 Potash Sharing Agreement acre item	Jul. 31, 2011 AWP July 2011 Potash Sharing Agreement item acre	Dec. 31, 2013 Karlsson Group item	Mar. 31, 2013 Karlsson Group	Aug. 01, 2012 Karlsson Group AWP	Dec. 31, 2013 Karlsson Group AWP	Mar. 31, 2013 Karlsson Group AWP
Mineral Properties
Ownership percentage acquired from Karlsson Group											50.00%	50.00%	50.00%
Number of permits on renewed									4
Reduction in value of properties									$ 600,000
Number of private mineral estate sections covered							101	101
Area of private mineral leases related to private mineral estates covered (in acres)							62,000	62,000
Karlsson Group contribution of mineral rights and exploration permits									10,357,000	11,000,000
Payments to private landowners for mineral rights	2,641,000	2,641,000
Leasehold options	49,000	49,000
Total mineral properties	$ 13,047,000	$ 13,690,000	$ 12,190,000	$ 12,190,000	$ 12,190,000	$ 12,091,000			$ 11,000,000	$ 11,000,000